Shareholder Report, Holdings (Details) - Stoneport Advisors Commodity Long Short ETF	Feb. 28, 2026
Gold Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Brent Crude Oil Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WTI Crude Oil Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cocoa Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
NY Harbor Ultra-Low Sulfur Diesel Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Copper Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
RBOB Gasoline Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Low Sulphur Gas Oil Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Soybean Oil Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Lean Hogs Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%